INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF SIGNIFICANT DIFFERENCES BETWEEN THE U.S. FEDERAL STATUTORY TAX RATE AND THE COMPANY’S EFFECTIVE TAX RATE

The following table summarizes the significant differences between the U.S. federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the year ended March 31, 2023. The year ended March 31, 2023 is the initial tax return for the Company:

	2023	2022
Federal income taxes at statutory rate	21.00%	-%
State income taxes at statutory rate	1.41%	-%
Permanent differences	(9.52)%	-%
True-up impact	2.58%	-%
Change in valuation allowance	(15.47)%	-%
Totals	0.00%	0.00%

SCHEDULE OF DEFERRED TAX ASSET AND LIABILITIES

The following is a summary of the net deferred tax asset (liability) as of March 31, 2023 and 2022:

	As of	As of
	March 31, 2023	March 31, 2022
Deferred tax assets:
Net operating losses	$4,104,711	$-
Accrued expenses	26,531	-
Stock options	773,581	-
ROU Liability	60,262	-
Intangibles – Oil and Gas Properties	1,826,218	-
Asset Retirement Obligations	28,186	-
Bad debt	153,426
Consulting fees	416,643	-
Total deferred tax assets	7,389,558	-

Deferred tax liabilities:
ROU Assets	(65,039)	-
Depreciation	(657,304)	-

Total deferred tax liabilities	(722,343)	-
	6,667,215	-
Valuation allowance	(6,667,215)	-

Net deferred tax assets/liabilities	$-	$-

SCHEDULE OF INCOME TAX BENEFIT	The provision (benefit) for income taxes for the year ended March 31, 2023 and 2022 is as follows:
Current	$-	$-
Deferred	-	-

Total	$-	$-